Related Parties - Number of ING Groep N.V. shares and stock options to key management personnel (Detail)	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of key management personnel compensation [Line Items]
Number of shares	3,896,734	3,891,728	3,885,790
Number of stock options	2,356,343	5,123,853	15,141,980	25,574,912
ING Groep NV [member]
Disclosure of key management personnel compensation [Line Items]
Number of shares	374,301	440,097
Number of stock options	46,198	95,707
ING Groep NV [member] | Executive board of ING Groep N.V. [member]
Disclosure of key management personnel compensation [Line Items]
Number of shares	172,523	226,639
Number of stock options	46,198	68,467
ING Groep NV [member] | Management Board of I N G Bank NV [,ember]
Disclosure of key management personnel compensation [Line Items]
Number of shares	147,713	159,393
Number of stock options		27,240
ING Groep NV [member] | Supervisory Board [member]
Disclosure of key management personnel compensation [Line Items]
Number of shares	54,065	54,065